Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of basis of preparation of financial statements [Abstract]
Summary of Reclassification by Presentation in Consolidated Financial Statements
The Company has made certain reclassifications to financial information presented as of December 31, 2022 in the consolidated statement of financial position, to provide a consistent presentation of the financial information as of December 31, 2023. A summary of reclassifications made is disclosed below.

	Balance as at December 31, 2022 (as initially reported)	Effects of reclassification	Balance as at December 31, 2022 (adjusted)
CURRENT ASSETS
Recoverable taxes	5,912	(5,912)	—
Recoverable income tax	—	2,718	2,718
Other recoverable taxes	—	3,194	3,194
CURRENT LIABILITIES
Taxes payable	7,981	(7,981)	—
Income tax payable	—	952	952
Other taxes payable	—	7,029	7,029
NON-CURRENT LIABILITIES
Provisions and other non-current liabilities	5,940	(5,940)	—
Provisions	—	3,887	3,887
Other non-current liabilities	—	2,053	2,053